Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Millions	Total HP Stockholders' Equity	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Non-controlling Interests	Total
Balance at Oct. 31, 2012	$ 22,436	$ 20	$ 6,454	$ 21,521	$ (5,559)	$ 397	$ 22,833
Balance (in shares) at Oct. 31, 2012		1,962,838
Increase (Decrease) in Stockholders' Equity
Net earnings	5,113			5,113			5,113
Other comprehensive (income) loss, net of taxes	1,781				1,781		1,781
Comprehensive income	6,894						6,894
Issuance of common stock in connection with employee stock plans and other	208		210	(2)			208
Issuance of common stock in connection with employee stock plans and other (in shares)		22,950
Repurchases of common stock	(1,546)	$ (1)	(1,550)	5			$ (1,546)
Repurchases of common stock (in shares)		(77,905)					(77,000)
Tax (deficiency) benefit from employee stock plans	(149)		(149)				$ (149)
Cash dividends declared	(1,074)			(1,074)			(1,074)
Stock-based compensation expense	500		500				500
Changes in non controlling interest						(10)	(10)
Balance at Oct. 31, 2013	27,269	$ 19	5,465	25,563	(3,778)	387	27,656
Balance (in shares) at Oct. 31, 2013		1,907,883
Increase (Decrease) in Stockholders' Equity
Net earnings	5,013			5,013			5,013
Other comprehensive (income) loss, net of taxes	(2,103)				(2,103)		(2,103)
Comprehensive income	2,910						2,910
Issuance of common stock in connection with employee stock plans and other	143		142	1			143
Issuance of common stock in connection with employee stock plans and other (in shares)		23,785
Repurchases of common stock	(2,957)	$ (1)	(2,694)	(262)			$ (2,957)
Repurchases of common stock (in shares)		(92,380)					(92,000)
Tax (deficiency) benefit from employee stock plans	(43)		(43)				$ (43)
Cash dividends declared	(1,151)			(1,151)			(1,151)
Stock-based compensation expense	560		560				560
Changes in non controlling interest						9	9
Balance at Oct. 31, 2014	26,731	$ 18	3,430	29,164	(5,881)	396	$ 27,127
Balance (in shares) at Oct. 31, 2014		1,839,288					1,839,000
Increase (Decrease) in Stockholders' Equity
Net earnings	4,554			4,554			$ 4,554
Other comprehensive (income) loss, net of taxes	(421)				(421)		(421)
Comprehensive income	4,133						4,133
Issuance of common stock in connection with employee stock plans and other	(33)		(34)	1			(33)
Issuance of common stock in connection with employee stock plans and other (in shares)		39,834
Repurchases of common stock	(2,648)		(2,237)	(411)			$ (2,648)
Repurchases of common stock (in shares)		(75,403)					(75,000)
Assumption of equity awards in connection with acquisitions	31		31				$ 31
Tax (deficiency) benefit from employee stock plans	64		64				64
Cash dividends declared	(1,219)			(1,219)			(1,219)
Stock-based compensation expense	709		709				709
Changes in non controlling interest						(13)	(13)
Balance at Oct. 31, 2015	$ 27,768	$ 18	$ 1,963	$ 32,089	$ (6,302)	$ 383	$ 28,151
Balance (in shares) at Oct. 31, 2015		1,803,719					1,804,000